Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	STRATASYS LTD.
Entity Central Index Key	0001517396
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Trading Symbol	SSYS
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2018